Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share	Earnings per shareBasic earnings per share is calculated by dividing the net result attributable to the shareholders of the Company by the weighted average number of shares issued and outstanding during the reporting period, excluding any shares held as treasury shares. Diluted earnings per share additionally takes into account the potential conversion of all dilutive potential ordinary shares.

	2022	2021	2020
Weighted average number of shares used in computing basic earnings per share	32,469,957	31,005,171	25,000,652
Weighted average number of shares used in computing diluted earnings per share	33,265,567	31,005,171	25,000,652
At December 31, 2022, the number of shares that are dilutive, is 795,610. For all comparative prior periods presented all potential ordinary shares were anti-dilutive. The number of shares that potentially could be dilutive in the future were 835,422 as at December 31, 2021 and 794,377 as at December 31, 2020.